Accounting Policies - Additional Information (Detail) - USD ($)		12 Months Ended
	Jan. 01, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary Of Accounting Policies [Line Items]
Sustainability threshold for uncertain tax position		50.00%
Cumulative probability threshold for realization of income tax benefits		50.00%
Significant assets held for sale		$ 0	$ 0
Employees average service period to grant awards		3 years
Advertising expenses		$ 14,000,000	$ 12,000,000	$ 17,000,000
Debt securities		0
Decrease in long term deferred tax liabilities		$ 7,000,000
Subsequent Event [Member]
Summary Of Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, adoption date	Jan. 01, 2022
Increase in long term debt	$ 107,000,000
Convertible debt	1,500,000,000
Unamortized debt issuance cost	6,000,000
Decrease in long term deferred tax liabilities	15,000,000
Decrease in equity	92,000,000
Decrease in additional paid in capital	117,000,000
Increase in retained earnings	25,000,000
Long term debt increment up to nominal of unamortized debt issuance cost	$ 6,000,000
Dilutive effect of convertible bonds underlying number of shares	33,823,660
French [Member] | Research tax credits [Member]
Summary Of Accounting Policies [Line Items]
Tax credit carryforward expiration term		3 years
Leases [Member]
Summary Of Accounting Policies [Line Items]
Operating and financing option to extend		true
Minimum [Member]
Summary Of Accounting Policies [Line Items]
Revenue recognition expected payment terms		30 days
Maximum [Member]
Summary Of Accounting Policies [Line Items]
Revenue recognition expected payment terms		90 days
Maximum [Member] | Leases [Member]
Summary Of Accounting Policies [Line Items]
Short term lease payments excluding capitalization amount		$ 5,000
Trademarks and Licenses [Member] | Minimum [Member]
Summary Of Accounting Policies [Line Items]
Estimated useful lives of intangible assets		3 years
Trademarks and Licenses [Member] | Maximum [Member]
Summary Of Accounting Policies [Line Items]
Estimated useful lives of intangible assets		8 years
Purchased and Internally Developed Software [Member] | Maximum [Member]
Summary Of Accounting Policies [Line Items]
Estimated useful lives of intangible assets		4 years